COMMON STOCK (Details Narrative) - USD ($)		3 Months Ended						9 Months Ended
	Mar. 15, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Mar. 31, 2023	Mar. 31, 2022
Class of Stock [Line Items]
Proceeds from Issuance of Common Stock								$ 0	$ 1,084,000
Stock Issued During Period, Value, Issued for Services		$ 16,000	$ 69,905		$ 4,419,700	$ 5,954,300	$ 20,000
Stock Issued During Period, Value, New Issues					$ 1,038,367	$ 39,000
Fast Capital [Member]
Class of Stock [Line Items]
Debt Conversion, Original Debt, Amount								$ 115,000
Debt Conversion, Converted Instrument, Shares Issued								9,050,618
Common Stock [Member] | Stock Sale [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues								50,000
Proceeds from Issuance of Common Stock								$ 6,250
Common Stock [Member] | Services [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued for Services								2,025,000
Stock Issued During Period, Value, Issued for Services								$ 69,905
Common Stock [Member] | Common Stock Purchase Agreement [Member] | Key Stone [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	1,000,000
Share Price	$ 0.016
Stock Issued During Period, Value, New Issues	$ 16,000